BRINSON SERIES
TRUST

TACTICAL
ALLOCATION
PORTFOLIO

JUNE 30, 2001

SEMIANNUAL REPORT

BRINSON SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO            SEMIANNUAL REPORT

                                                                 August 15, 2001

Dear Contract Owner,

We present you with the semiannual report for Brinson Series Trust--Tactical Allocation Portfolio for the six months ended June 30, 2001.

MARKET REVIEW

[GRAPHIC]

The six months ended June 30, 2001 saw a steady downward adjustment in the expected earnings for many companies. A record number of U.S. companies issued profit warnings, a pattern often repeated in the rest of the world. High inventory levels, coupled with falling demand for many technology products, forced companies to reduce their production, write off inventories and lay off employees. The market's decline over this period reflected changing investor expectations to the new environment. The decelerating U.S. economy has negatively impacted other world markets -- export-oriented companies that relied on strong U.S. demand have suffered.

The slowdown in capital spending resulted in weak corporate earnings and sluggish economic growth. For the six months ended June 30, 2001, the S&P 500 Index fell 6.70%.

In an effort to reinvigorate the economy, the Federal Reserve (the "Fed") began a series of rate cuts early in the calendar year, making a surprise 50 basis point (one basis point equals 1/100 of one percent) decrease in the Federal Funds rate on January 3, 2001. Five more rate cuts followed through June for a total 2.75% decrease, dropping the rate to 3.75% at the period-end from 6.50% at year-end 2000. Although the rate of unemployment claims was rising at the end of the semiannual period and real GDP (gross domestic product) for the second quarter is expected to be negligible, the economy seems to have neared bottom without encountering a recession.

PORTFOLIO REVIEW

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 6/30/01

                                                6 MONTHS         1 YEAR         INCEPTION*
TACTICAL ALLOCATION PORTFOLIO (CLASS H)           -6.88%          -9.23%          11.57%

TACTICAL ALLOCATION PORTFOLIO (CLASS I)           -6.96           -9.43            3.09

S&P 500 Index                                     -6.70          -14.83            8.30

* Inception: since commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Index performance is shown as of nearest month end of inception of oldest share class:
      September 30, 1998.

      The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the ex-dividend dates and do not include sales charges. In addition, for the fiscal year ended December 31, 1999, and the period from January 1 through February 29, 2000, the Portfolio's investment advisor and administrator voluntarily waived payment of certain fees for Class I shares. Without this waiver performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

PORTFOLIO HIGHLIGHTS

The Portfolio, fully invested in stocks, performed in lockstep with the benchmark throughout the six months ended June 30, 2001; the total return differential averaged a slight 0.03% over the period as a result of expenses. The Portfolio has had a 100% allocation to equities for the six-month reporting period, as the model dictated. The change in the Equity Risk Premium (ERP), 5.71% on January 2, 2001, indicated that the stock market was more attractively valued than it was when the ERP was at lower levels seen during 2000. The move to a full equity position for the first time in 13 months was prompted by a decline in stock prices and lower short-term rates. The decline in rates was in anticipation of action by the Federal Reserve. The level of short-term rates provides the "risk-free" hurdle that stocks have to overcome in order to attract investors. All else constant, a reduction in the "risk-free" rate produces an increase in the ERP.

HOW THE PORTFOLIO WORKS

The Portfolio attempts to outperform the S&P 500 Index (the "Index") over the long term, with less volatility over the course of a full market cycle, by shifting assets between stocks and bonds or cash based on the Tactical Allocation Model (the "Model"). Management employs the Model to determine the Portfolio's asset mix between an equity portion designed to track the performance of the Index and a fixed-income portion consisting of either bonds (generally five-year U.S. Treasury notes) or cash (generally 30-day U.S. Treasury bills).

The Model is a systematic quantitative approach to calculating the risk premium of stocks and bonds. The Model compares the expected return of the stock market and of bonds with the "risk-free" asset (the one-year Constant Maturity Treasury [CMT] yield) to determine the Equity Risk Premium (ERP) and Bond Risk Premium
(BRP). The ERP reflects whether investors are being compensated adequately for the risk of owning stocks. If so, the Portfolio will invest in the stock market in order to take advantage of the return potential that stocks provide.

Once the equity allocation decision is made, the appropriate percentage of assets is invested in an S&P 500 Portfolio. The balance of the Portfolio (if any) is invested in either bonds or cash. The bond-or-cash decision is based on the BRP. The BRP is the yield to maturity on the five-year Treasury note minus the rate of risk-free return, measured as the yield-to-maturity of the one-year CMT yield.

PORTFOLIO STATISTICS

PORTFOLIO CHARACTERISTICS*                   6/30/01           12/31/00
--------------------------------------------------------------------------------
Equities                                      100.0%              73.4%
Cash Equivalents                                0.0%              26.8%
Liabilities in Excess of Other Assets           0.0%              -0.2%
Number of Holdings                               467                471
Equity Risk Premium(1)                         7.49%              5.19%
Bond Risk Premium(1)                           1.36%             -0.39%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS*                  6/30/01                                                  12/31/00
----------------------------------------------------------------------------------------------------
General Electric                     4.4%              General Electric                        3.0%
Microsoft                            3.6               Exxon Mobil                             1.9
Exxon Mobil                          2.7               Pfizer                                  1.8
Citigroup                            2.4               Cisco Systems                           1.7
Pfizer                               2.3               Citigroup                               1.6
AOL Time Warner                      2.1               Wal-Mart Stores                         1.5
Wal-Mart Stores                      2.0               Microsoft                               1.5
American International Group         1.8               American International Group            1.4
Intel                                1.8               Merck                                   1.4
IBM                                  1.8               Intel                                   1.3
----------------------------------------------------------------------------------------------------
Total                               24.9%              Total                                  17.1%

TOP FIVE SECTORS*                  6/30/01                                                  12/31/00
----------------------------------------------------------------------------------------------------
Financial Services                  22.8%              Technology                             17.2%
Technology                          17.7               Financial Services                     15.9
Consumer Cyclicals                  14.6               Healthcare                              9.7
Healthcare                          12.6               Consumer Cyclicals                      7.9
Utilities                            8.1               Utilities                               5.9
----------------------------------------------------------------------------------------------------
Total                               75.8%              Total                                  56.6%

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,


/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Executive Officer
Brinson Advisors, Inc.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the six months ended June 30, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

* Weightings represent percentages of net assets as of the dates indicated. Portfolio weightings reflect the weightings of the S&P 500 Index, and will vary over time. The Portfolio's asset allocation is actively managed according to the Model and will vary over time.

(1) The Tactical Allocation Model is run on the first business day of each month. The ERP and BRP percentages in the 6/30/01 column are the numbers that were run on 7/2/01.

PORTFOLIO OF INVESTMENTS                                JUNE 30, 2001(UNAUDITED)

 NUMBER OF
  SHARES                                                   VALUE
-----------                                            ------------
COMMON STOCKS--100.02%

AGRICULTURE, FOOD & BEVERAGE--3.24%
    7,500    Archer-Daniels-Midland Co.                $     97,500
    4,800    Campbell Soup Co.(1)                           123,600
   28,700    Coca-Cola Co.                                1,291,500
    5,000    Coca-Cola Enterprises, Inc.                     81,750
    6,300    Conagra, Inc.                                  124,803
    3,400    General Mills, Inc.                            148,852
    4,100    Heinz, H. J. & Co.                             167,649
    1,600    Hershey Foods Corp.                             98,736
    4,800    Kellogg Co.                                    139,200
    1,700    Pepsi Bottling Group, Inc.                      68,170
   16,900    PepsiCo, Inc.                                  746,980
    1,600    Quaker Oats Co.                                146,000
    9,300    Sara Lee Corp.                                 176,142
    7,800    Sysco Corp.                                    211,770
    6,700    Unilever N.V.                                  399,119
    2,600    Wrigley, Wm. Jr. Co.                           121,810
                                                       ------------
                                                          4,143,581
                                                       ------------
AIRLINES--0.24%
    1,800    AMR Corp.                                       65,034
    1,500    Delta Air Lines, Inc.                           66,120
    8,700    Southwest Airlines Co.                         160,863
      800    US Airways Group, Inc.*                         19,440
                                                       ------------
                                                            311,457
                                                       ------------
ALCOHOL--0.38%
   10,400    Anheuser-Busch Cos., Inc.                      428,480
      900    Brown Forman Corp.                              57,546
                                                       ------------
                                                            486,026
                                                       ------------
APPAREL, RETAIL--0.43%
   10,000    Gap, Inc.                                      290,000
    5,000    Limited, Inc.                                   82,600
      700    Liz Claiborne, Inc.                             35,315
    1,700    Nordstrom, Inc.                                 31,535
    3,300    TJX Cos., Inc.                                 105,171
                                                       ------------
                                                            544,621
                                                       ------------
APPAREL, TEXTILES--0.15%
    3,200    Nike, Inc.                                     134,368
    1,400    V. F. Corp.                                     50,932
                                                       ------------
                                                            185,300
                                                       ------------
BANKS--8.84%
    4,500    AmSouth Bancorp.                                83,205
    8,500    Bank of New York Co., Inc.                     408,000
   13,500    Bank One Corp.                                 483,300
   18,600    BankAmerica Corp.                            1,116,558
    4,800    BB & T Corp.                                   176,160
    2,500    Charter One Financial, Inc.                     79,750
   58,200    Citigroup, Inc.                              3,075,288
    2,100    Comerica, Inc.                            $    120,960
    6,700    Fifth Third Bancorp                            402,335
   11,400    First Union Corp.                              398,316
   12,600    FleetBoston Financial Corp.                    497,070
    3,300    Huntington Bancshares, Inc.                     53,955
   23,000    J. P. Morgan Chase & Co.                     1,025,800
    5,100    KeyCorp.                                       132,855
    5,500    Mellon Financial Corp.                         253,000
    7,000    National City Corp.                            215,460
    2,600    Northern Trust Corp.                           162,500
    3,400    PNC Bank Corp.                                 223,686
    2,800    Regions Financial Corp.                         89,600
    4,000    SouthTrust Corp.                               104,000
    3,800    State Street Corp.                             188,062
    3,400    Suntrust Banks, Inc.                           220,252
    3,400    Synovus Financial Corp.                        106,692
   22,100    U.S. Bancorp                                   503,659
    1,700    Union Planters Corp.                            74,120
    2,500    Wachovia Corp.                                 177,875
   19,900    Wells Fargo & Co.                              923,957
                                                       ------------
                                                         11,296,415
                                                       ------------
CHEMICALS--1.83%
    2,700    Air Products & Chemicals, Inc.                 123,525
    1,000    Ashland, Inc.                                   40,100
    1,400    Avery Dennison Corp.                            71,470
   10,500    Dow Chemical Co.                               349,125
   12,100    DuPont (E.I.) de Nemours & Co.                 583,704
    1,000    Eastman Chemical Co.                            47,630
    1,500    Ecolab, Inc.                                    61,455
    1,700    Engelhard Corp.                                 43,843
    2,000    Goodyear Tire & Rubber Co.                      56,000
    4,600    Minnesota Mining & Manufacturing Co.           524,860
    2,100    PPG Industries, Inc.                           110,397
    1,900    Praxair, Inc.                                   89,300
    2,700    Rohm & Haas Co.                                 88,830
    1,000    Sealed Air Corp.*                               37,250
    2,000    Sherwin-Williams Co.                            44,400
    1,300    Vulcan Materials Co.                            69,875
                                                       ------------
                                                          2,341,764
                                                       ------------
COMPUTER HARDWARE--4.13%
    4,100    Apple Computer, Inc.*                           95,325
    2,200    Cabletron Systems, Inc.*                        50,270
   84,700    Cisco Systems, Inc.*                         1,541,540
   19,600    Compaq Computer Corp.                          303,604
   30,100    Dell Computer Corp.*                           787,115
   25,600    EMC Corp.                                      743,680
    3,800    Gateway, Inc.*                                  62,510
   22,500    Hewlett-Packard Co.                            643,500

 NUMBER OF
  SHARES                                                   VALUE
-----------                                            ------------
COMMON STOCKS--(CONTINUED)

COMPUTER HARDWARE--(CONCLUDED)
    1,500    Lexmark International Group, Inc.*        $    100,875
    3,800    Network Appliance, Inc.*                        52,060
    6,700    Palm, Inc.*                                     40,669
    2,900    Pitney Bowes, Inc.                             122,148
   37,700    Sun Microsystems, Inc.*                        592,644
    2,700    Symbol Technologies, Inc.                       59,940
    8,200    Xerox Corp.                                     78,474
                                                       ------------
                                                          5,274,354
                                                       ------------
COMPUTER SOFTWARE--7.71%
    2,800    Adobe Systems, Inc.                            131,600
      700    Autodesk, Inc.                                  26,110
    3,300    Avaya, Inc.*                                    45,210
    2,800    BMC Software, Inc.*                             63,112
    2,100    Citrix Systems, Inc.*                           73,290
    6,700    Computer Associates International, Inc.        241,200
    4,300    Compuware Corp.*                                60,157
   20,100    International Business Machines Corp.        2,271,300
    2,400    Intuit*                                         95,976
    1,000    Mercury Interactive Corp.*                      59,900
   62,300    Microsoft Corp.*                             4,547,900
    1,200    NCR Corp.*                                      56,400
    3,900    Novell, Inc.*                                   22,191
   65,000    Oracle Systems Corp.*                        1,235,000
    3,100    Parametric Technology Corp.*                    43,369
    3,400    Peoplesoft, Inc.*                              167,382
    1,600    Sabre Holdings Corp.                            80,000
    1,500    Sapient Corp.*                                  14,625
    5,300    Siebel Systems, Inc.*                          248,570
    3,800    Unisys Corp.*                                   55,898
    4,600    VERITAS Software Co.*                          306,038
                                                       ------------
                                                          9,845,228
                                                       ------------
CONSTRUCTION--0.17%
      800    Centex Corp.                                    32,600
    1,000    Fluor Corp.                                     45,150
    5,500    Masco Corp.                                    137,280
                                                       ------------
                                                            215,030
                                                       ------------
CONSUMER DURABLES--0.18%
    1,100    Black & Decker Corp.                            43,406
    1,200    Grainger W.W., Inc.                             49,392
    2,500    Leggett & Platt, Inc.                           55,075
    1,000    Maytag Corp.                                    29,260
      800    Whirlpool Corp.                                 50,000
                                                       ------------
                                                            227,133
                                                       ------------
DEFENSE & AEROSPACE--0.96%
   10,100    Boeing Co.                                     561,560
    2,300    General Dynamics Corp.                         178,963
    1,300    Goodrich, B.F. Co.                              49,374
    5,100    Lockheed Martin Corp.                     $    188,955
    1,000    Northrop Grumman Corp.                          80,100
    4,200    Raytheon Co.*                                  111,510
    1,500    TRW, Inc.                                       61,500
                                                       ------------
                                                          1,231,962
                                                       ------------
DIVERSIFIED RETAIL--3.05%
    5,300    Costco Wholesale Corp.*                        217,724
    2,400    Federated Department Stores, Inc.*             102,000
    3,200    J.C. Penney, Inc.                               84,352
    5,900    K Mart Corp.*                                   67,673
    3,900    Kohls Corp.*                                   244,647
    3,600    May Department Stores Co.                      123,336
    3,900    Sears Roebuck & Co.                            165,009
   10,500    Target Corp.                                   363,300
   51,700    Wal-Mart Stores, Inc.                        2,522,960
                                                       ------------
                                                          3,891,001
                                                       ------------
DRUGS & MEDICINE--8.60%
    1,500    Allergan, Inc.                                 128,250
   15,200    American Home Products Corp.                   888,288
   12,100    Amgen, Inc.*                                   734,228
    1,700    Biogen, Inc.*                                   92,412
   22,500    Bristol-Myers Squibb Co.                     1,176,750
    5,200    Cardinal Health, Inc.                          358,800
    2,200    Chiron Corp.*                                  112,200
   13,000    Eli Lilly & Co.                                962,000
    2,100    Forest Laboratories, Inc.*                     149,100
    2,000    King Pharmaceuticals, Inc.*                    107,500
    3,300    McKesson HBOC, Inc.                            122,496
    2,500    Medimmune Inc.*                                118,000
   26,500    Merck & Co., Inc.                            1,693,615
   73,100    Pfizer, Inc.                                 2,927,655
   15,100    Pharmacia Corp.                                693,845
   16,900    Schering-Plough Corp.                          612,456
    1,000    Sigma-Aldrich Corp.                             38,620
    1,200    Watson Pharmaceuticals, Inc.*                   73,968
                                                       ------------
                                                         10,990,183
                                                       ------------
ELECTRIC UTILITIES--2.36%
    6,200    AES Corp.*                                     266,910
    1,500    Allegheny Energy, Inc.                          72,375
    1,600    Ameren Corp.                                    68,320
    3,700    American Electric Power, Inc.                  170,829
    3,500    Calpine Corp.*                                 132,300
    1,900    Cinergy Corp.                                   66,405
    1,700    CMS Energy Corp.                                47,345
    2,500    Consolidated Edison, Inc.                       99,500
    1,900    Constellation Energy Group, Inc.                80,940
    2,000    DTE Energy Co.                                  92,880
    8,900    Duke Energy Corp.                              347,189

 NUMBER OF
  SHARES                                                   VALUE
-----------                                            ------------
COMMON STOCKS--(CONTINUED)

ELECTRIC UTILITIES--(CONCLUDED)
    3,900    Edison International, Inc.                $     43,485
    2,600    Entergy Corp.                                   99,814
    2,700    First Energy Corp.                              86,832
    2,000    FPL Group, Inc.                                120,420
    1,500    GPU, Inc.                                       52,725
    3,900    Mirant Corp.*                                  134,160
    2,000    Niagara Mohawk Holdings, Inc.*                  35,380
    2,500    NiSource, Inc.                                  68,325
    4,600    PG&E Corp.                                      51,520
    1,000    Pinnacle West Capital Corp.                     47,400
    1,700    PPL Corp.                                       93,500
    2,400    Progress Energy, Inc.                          107,808
    2,400    Public Service Enterprise Group, Inc.          117,360
    3,500    Reliant Energy, Inc.                           112,735
    2,500    Sempra Energy                                   68,350
    7,900    Southern Co.                                   183,675
    3,000    TXU Corp.                                      144,570
                                                       ------------
                                                          3,013,052
                                                       ------------
ELECTRICAL EQUIPMENT--2.74%
    9,100    ADC Telecommunications, Inc.*                   60,060
    5,300    Agilent Technologies, Inc.*                    172,250
    2,000    Comverse Technology, Inc.*                     114,200
   10,800    Corning, Inc.                                  180,468
    1,700    Danaher Corp.                                   95,200
    2,400    Dover Corp.                                     90,360
      800    Eaton Corp.                                     56,080
    9,400    Honeywell, Inc.                                328,906
    1,100    Johnson Controls, Inc.                          79,717
    2,200    KLA-Tencor Corp.*                              128,634
   39,400    Lucent Technologies, Inc.                      244,280
      600    Millipore Corp.                                 37,188
    2,300    Molex, Inc.                                     84,019
   25,400    Motorola, Inc.                                 420,624
   36,900    Nortel Networks Corp.                          335,421
    1,000    Power-One, Inc.*                                16,640
    8,800    Qualcomm, Inc.*                                514,624
    3,700    Sanmina Corp.*                                  86,617
    1,900    Scientific-Atlanta, Inc.                        77,140
    7,600    Solectron Corp.*                               139,080
    1,100    Tektronix, Inc.                                 29,865
    4,800    Tellabs, Inc.*                                  93,024
    2,000    Teradyne, Inc.*                                 66,200
    2,100    Thermo Electron Corp.*                          46,242
                                                       ------------
                                                          3,496,839
                                                       ------------
ELECTRICAL POWER--0.55%
    2,300    American Power Conversion Corp.*                36,225
    1,200    Cooper Industries, Inc.                         47,508
    5,000    Emerson Electric Co.                           302,500
    3,700    Exelon Corp.                                   237,244
    2,200    Rockwell International Corp.*             $     83,864
                                                       ------------
                                                            707,341
                                                       ------------
ENERGY RESERVES & PRODUCTION--5.43%
    1,100    Amerada Hess Corp.                              88,880
    2,900    Anadarko Petroleum Corp.                       156,687
    1,500    Apache Corp.                                    76,125
    2,500    Burlington Resources, Inc.                      99,875
    7,400    Chevron Corp.                                  669,700
    1,500    Devon Energy Corp.                              78,750
    3,800    Dynegy, Inc.                                   176,700
   39,900    Exxon Mobil Corp.                            3,485,265
    1,200    Kerr-McGee Corp.                                79,524
    4,400    Occidental Petroleum Corp.                     116,996
    3,000    Phillips Petroleum Co.                         171,000
   24,800    Royal Dutch Petroleum Co., ADR               1,445,096
    1,800    Tosco Corp.                                     79,290
    2,900    Unocal Corp.                                    99,035
    4,000    Xcel Energy, Inc.                              113,800
                                                       ------------
                                                          6,936,723
                                                       ------------
ENERGY SOURCES--0.04%
    1,400    EOG Resources, Inc.                             49,770
                                                       ------------
ENTERTAINMENT--1.00%
    6,800    Carnival Corp.                                 208,760
   20,600    Viacom, Inc., Class B*                       1,066,050
                                                       ------------
                                                          1,274,810
                                                       ------------
ENVIRONMENTAL SERVICES--0.21%
    2,300    Allied Waste Industries, Inc.*                  42,964
    7,200    Waste Management, Inc.                         221,904
                                                       ------------
                                                            264,868
                                                       ------------
FINANCIAL SERVICES--7.72%
   15,300    American Express Co.                           593,640
    3,100    AON Corp.                                      108,500
    2,400    Capital One Financial Corp.                    144,000
    9,900    Cendant Corp.*                                 193,050
    2,500    Concord EFS, Inc.*                             130,025
    1,400    Countrywide Credit Industries, Inc.             64,232
    8,100    Federal Home Loan Mortgage Corp.               567,000
   11,600    Federal National Mortgage Association          987,740
  114,900    General Electric Co.                         5,601,375
    1,100    H&R Block, Inc.                                 71,005
    5,400    Household International, Inc.                  360,180
    3,200    Marsh & McLennan Cos., Inc.                    323,200
    9,900    MBNA Corp.                                     326,205
    1,900    Moody's Corp.                                   63,650
    3,300    Providian Corp.                                195,360
    1,900    USA Education, Inc.                            138,700
                                                       ------------
                                                          9,867,862
                                                       ------------

 NUMBER OF
  SHARES                                                   VALUE
-----------                                            ------------
COMMON STOCKS--(CONTINUED)

FOOD RETAIL--0.55%
    4,800    Albertson's, Inc.                         $    143,952
    9,400    Kroger Co.*                                    235,000
    5,900    Safeway, Inc.*                                 283,200
    1,700    Winn Dixie Stores, Inc.                         44,421
                                                       ------------
                                                            706,573
                                                       ------------
FOREST PRODUCTS, PAPER--0.79%
    2,800    Georgia-Pacific Corp.                           94,780
    5,800    International Paper Co.                        207,060
    6,200    Kimberly-Clark Corp.                           346,580
    1,500    Mead Corp.                                      40,710
    2,200    Pactiv Corp.*                                   29,480
      700    Temple-Inland, Inc.                             37,303
    1,600    Westvaco Corp.                                  38,864
    2,600    Weyerhaeuser Co.                               142,922
    1,400    Willamette Industries, Inc.                     69,300
                                                       ------------
                                                          1,006,999
                                                       ------------
FREIGHT, AIR, SEA & Land--0.11%
    3,600    Fedex Corp.*                                   144,720
                                                       ------------
GAS UTILITY--0.35%
    5,900    El Paso Corp.                                  309,986
    1,700    KeySpan Corp.                                   62,016
    1,400    Kinder Morgan, Inc.                             70,350
                                                       ------------
                                                            442,352
                                                       ------------
HEAVY MACHINERY--0.08%
    2,800    Deere & Co.                                    105,980
                                                       ------------
HOTELS--0.26%
    1,400    Harrah's Entertainment, Inc.*                   49,420
    4,500    Hilton Hotels Corp.                             52,200
    2,900    Marriott International, Inc.                   137,286
    2,400    Starwood Hotels & Resorts Worldwide,
             Inc., Class B                                   89,472
                                                       ------------
                                                            328,378
                                                       ------------
HOUSEHOLD PRODUCTS--1.75%
      700    Alberto-Culver Co.                              29,428
    2,800    Avon Products, Inc.                            129,584
    2,800    Clorox Co.                                      94,780
    6,500    Colgate-Palmolive Co.                          383,435
    1,900    Fortune Brands, Inc.                            72,884
   12,200    Gillette Co.                                   353,678
    1,200    International Flavors & Fragrances              30,156
    3,200    Newell Rubbermaid, Inc.                         80,320
   15,000    Procter & Gamble Co.                           957,000
    3,600    Ralston Purina Co.                             108,072
                                                       ------------
                                                          2,239,337
                                                       ------------
INDUSTRIAL PARTS--0.99%
    4,000    Caterpillar, Inc.                         $    200,200
    2,200    Genuine Parts Co.                               69,300
    3,600    Illinois Tool Works, Inc.                      227,880
    1,900    Ingersoll Rand Co.                              78,280
    1,100    ITT Industries, Inc.                            48,675
    1,700    Pall Corp.                                      40,001
    1,400    Parker-Hannifin Corp.                           59,416
    1,200    Stanley Works                                   50,256
    1,700    Textron, Inc.                                   93,568
    5,500    United Technologies Corp.                      402,930
                                                       ------------
                                                          1,270,506
                                                       ------------
INDUSTRIAL SERVICES & SUPPLIES--1.07%
    2,000    Cintas Corp.                                    92,500
    2,100    Robert Half International, Inc.*                52,269
   22,400    Tyco International Ltd.                      1,220,800
                                                       ------------
                                                          1,365,569
                                                       ------------
INFORMATION & COMPUTER SERVICES--1.46%
    7,200    Automatic Data Processing, Inc.                357,840
    2,000    Computer Sciences Corp.*                        69,200
    2,000    Convergys Corp.*                                60,500
    5,400    Electronic Data Systems Corp.                  337,500
    1,700    Equifax, Inc.                                   62,356
    4,500    First Data Corp.                               289,125
    1,500    Fiserv, Inc.*                                   95,970
    3,400    IMS Health, Inc.                                96,900
    3,700    Interpublic Group Cos., Inc.                   108,595
    2,100    Omnicom Group, Inc.                            180,600
    4,300    Paychex, Inc.                                  172,000
    1,400    Quintiles Transnational Corp.*                  35,350
                                                       ------------
                                                          1,865,936
                                                       ------------
INTERNET--0.11%
    3,100    BroadVision, Inc.*                              15,500
    6,500    Yahoo!, Inc.*                                  129,935
                                                       ------------
                                                            145,435
                                                       ------------
LEISURE--0.51%
    1,200    Brunswick Corp.                                 28,836
    2,900    Dominion Resources, Inc.                       174,377
    3,400    Eastman Kodak Co.                              158,712
    3,500    Harley Davidson, Inc.                          164,780
    2,200    Hasbro, Inc.                                    31,790
    5,100    Mattel, Inc.                                    96,492
                                                       ------------
                                                            654,987
                                                       ------------
LIFE INSURANCE--0.77%
    1,700    Aetna, Inc.*                                    43,979
    6,100    AFLAC, Inc.                                    192,089
    5,800    American General Corp.                         269,410

 NUMBER OF
  SHARES                                                   VALUE
-----------                                            ------------
COMMON STOCKS--(CONTINUED)

LIFE INSURANCE--(CONCLUDED)
    1,700    CIGNA Corp.                               $    162,894
    3,900    Conseco, Inc.                                   53,235
    2,200    Lincoln National Corp.                         113,850
    1,500    Torchmark, Inc.                                 60,315
    2,800    UnumProvident Corp.                             89,936
                                                       ------------
                                                            985,708
                                                       ------------
LONG DISTANCE & PHONE COMPANIES--5.07%
   40,000    AT&T Corp.                                     880,000
   21,700    BellSouth Corp.                                873,859
    1,700    CenturyTel, Inc.                                51,510
    3,400    Citizens Communications Co.*                    40,902
   10,400    Global Crossing Ltd.*                           89,856
   19,200    Qwest Communications International, Inc.       611,904
   38,900    SBC Communications, Inc.                     1,558,334
   10,300    Sprint Corp.                                   220,008
   31,300    Verizon Communications                       1,674,550
   33,500    Worldcom, Inc.                                 475,700
                                                       ------------
                                                          6,476,623
                                                       ------------
MANUFACTURING - HIGH TECHNOLOGY--0.05%
    2,500    Applera Corp.-Applied Biosys                    66,875
                                                       ------------
MEDIA--3.64%
   51,300    AOL Time Warner, Inc.*                       2,718,900
    6,800    Clear Channel Communications*                  426,360
   11,000    Comcast Corp., Class A*                        477,400
   24,200    Disney, Walt Co.                               699,138
    1,200    TMP Worldwide, Inc.*                            72,000
    3,600    Tribune Co.                                    144,036
    2,500    Univision Communications, Inc.,
             Class A*                                       106,950
                                                       ------------
                                                          4,644,784
                                                       ------------
MEDICAL PRODUCTS--3.33%
   17,900    Abbott Laboratories                            859,379
      600    Bard, C.R., Inc.                                34,170
      700    Bausch & Lomb, Inc.                             25,368
    6,900    Baxter International, Inc.                     338,100
    3,000    Becton, Dickinson & Co.                        107,370
    2,100    Biomet, Inc.                                   100,926
    4,700    Boston Scientific Corp.*                        79,900
    3,600    Guidant Corp.*                                 129,600
   35,044    Johnson & Johnson                            1,752,200
   14,000    Medtronic, Inc.                                644,140
    1,000    St. Jude Medical, Inc.*                         60,000
    2,300    Stryker Corp.                                  126,155
                                                       ------------
                                                          4,257,308
                                                       ------------
MEDICAL PROVIDERS--0.71%
    6,200    Columbia/HCA Healthcare Corp.             $    280,178
    4,600    HEALTHSOUTH Corp.*                              73,462
    2,100    Humana, Inc.*                                   20,685
    1,200    Manor Care, Inc.*                               38,100
    3,800    Tenet Healthcare Corp.                         196,042
    3,700    UnitedHealth Group, Inc.                       228,475
      700    Wellpoint Health Networks, Inc.*                65,968
                                                       ------------
                                                            902,910
                                                       ------------
MINING & METALS--0.58%
    3,800    Alcan Aluminum Ltd.                            159,676
   10,100    Alcoa, Inc.                                    397,940
    2,000    Freeport-McMoRan Copper & Gold, Inc.,
             Class B*                                        22,100
    2,400    Inco Ltd.*                                      41,424
    1,000    Nucor Corp.                                     48,890
    1,000    Phelps Dodge Corp.                              41,500
    1,400    USX-U.S. Steel Group, Inc.                      28,210
                                                       ------------
                                                            739,740
                                                       ------------
MOTOR VEHICLES--0.92%
    2,000    DANA Corp.                                      46,680
    6,700    Delphi Automotive Systems Corp.                106,731
   21,300    Ford Motor Co.                                 522,915
    6,400    General Motors Corp.                           411,840
    1,000    PACCAR, Inc.                                    51,420
    1,900    Visteon Corp.                                   34,922
                                                       ------------
                                                          1,174,508
                                                       ------------
OIL REFINING--1.09%
    7,300    Conoco, Inc.                                   210,970
    8,600    Enron Corp.                                    421,400
    1,100    Sunoco, Inc.                                    40,293
    6,400    Texaco, Inc.                                   426,240
    3,700    USX-Marathon Group                             109,187
    5,600    Williams Cos., Inc.                            184,520
                                                       ------------
                                                          1,392,610
                                                       ------------
OIL SERVICES--0.75%
    4,000    Baker Hughes, Inc.                             134,000
    5,000    Halliburton Co.                                178,000
    1,700    Nabors Industries, Inc.*                        63,240
    1,600    Noble Drilling Corp.*                           52,400
    1,200    Rowan Cos., Inc.*                               26,520
    6,700    Schlumberger Ltd.                              352,755
    3,700    Transocean Sedco Forex, Inc.                   152,625
                                                       ------------
                                                            959,540
                                                       ------------
OTHER INSURANCE--3.25%
    8,400    Allstate Corp.                                 369,516
    1,200    AMBAC Financial Group, Inc.                     69,840

 NUMBER OF
  SHARES                                                   VALUE
-----------                                            ------------
COMMON STOCKS--(CONTINUED)

OTHER INSURANCE--(CONCLUDED)
   26,900    American International Group, Inc.        $  2,313,400
    2,000    Chubb Corp.                                    154,860
    1,900    Cincinnati Financial Corp.                      75,050
    2,700    Hartford Financial Services Group, Inc.        184,680
    1,800    Jefferson-Pilot Corp.                           86,976
    2,300    Loews Corp.                                    148,189
    1,700    MBIA, Inc.                                      94,656
    8,700    Metlife, Inc.                                  269,526
    1,200    MGIC Investment Corp.                           87,168
      900    Progressive Corp.                              121,671
    1,600    SAFECO Corp.                                    47,200
    2,500    St. Paul Cos., Inc.                            126,725
                                                       ------------
                                                          4,149,457
                                                       ------------
PRECIOUS METALS--0.13%
    5,100    Barrick Gold Corp.                              77,265
    2,500    Newmont Mining Corp.                            46,525
    4,400    Placer Dome, Inc.                               43,120
                                                       ------------
                                                            166,910
                                                       ------------
PUBLISHING--0.48%
    1,600    Donnelley, R.R. & Sons Co.                      47,520
    1,100    Dow Jones & Co., Inc.                           65,681
    3,100    Gannett, Inc.                                  204,290
    1,000    Knight-Ridder, Inc.                             59,300
    2,300    McGraw-Hill Cos., Inc.                         152,145
    2,000    New York Times Co., Class A                     84,000
                                                       ------------
                                                            612,936
                                                       ------------
RAILROADS--0.38%
    4,600    Burlington Northern Santa Fe, Inc.             138,782
    2,600    CSX Corp.                                       94,224
    4,500    Norfolk Southern Corp.                          93,150
    2,900    Union Pacific Corp.                            159,239
                                                       ------------
                                                            485,395
                                                       ------------
RESTAURANTS--0.51%
    1,400    Darden Restaurants, Inc.                        39,060
   14,900    McDonalds Corp.                                403,194
    4,400    Starbucks Corp.*                               101,200
    1,700    Tricon Global Restaurants, Inc.*                74,630
    1,400    Wendy's International, Inc.                     35,756
                                                       ------------
                                                            653,840
                                                       ------------
SECURITIES & ASSET MANAGEMENT--1.86%
    1,300    Bear Stearns Co., Inc.                          76,661
   16,000    Charles Schwab Corp.                           244,800
    3,100    Franklin Resources, Inc.                       141,887
    3,400    John Hancock Financial Services, Inc.          136,884
    2,900    Lehman Brothers Holdings, Inc.            $    225,475
    9,700    Merrill Lynch & Co., Inc.                      574,725
   12,900    Morgan Stanley Dean Witter & Co.               828,567
    2,600    Stilwell Financial, Inc.                        87,256
    1,500    T. Rowe Price Group, Inc.                       56,085
                                                       ------------
                                                          2,372,340
                                                       ------------
SEMICONDUCTOR--4.25%
    4,000    Advanced Micro Devices, Inc.*                  115,520
    4,500    Altera Corp.*                                  130,500
    4,200    Analog Devices, Inc.*                          181,650
    9,400    Applied Materials, Inc.*                       461,540
    3,500    Applied Micro Circuits Corp.*                   60,200
    3,000    Broadcom Corp.*                                128,280
    3,000    Conexant Systems, Inc.*                         26,850
   77,900    Intel Corp.                                  2,278,575
    2,200    Jabil Circuit, Inc.*                            67,892
   15,300    JDS Uniphase Corp.*                            191,250
    3,700    Linear Technology Corp.                        163,614
    4,200    LSI Logic Corp.*                                78,960
    3,800    Maxim Integrated Productions, Inc.*            167,998
    6,900    Micron Technology, Inc.*                       283,590
    2,000    National Semiconductor Corp.*                   58,240
    1,700    Novellus Systems, Inc.*                         96,543
    1,200    Perkinelmer, Inc.                               33,036
    1,100    Qlogic Corp.*                                   70,895
   20,100    Texas Instruments, Inc.                        633,150
    2,100    Vitesse Semiconductor Corp.*                    44,184
    3,900    Xilinx, Inc.*                                  160,836
                                                       ------------
                                                          5,433,303
                                                       ------------
SPECIALTY RETAIL--2.28%
    1,300    Autozone, Inc.*                                 48,750
    3,400    Bed, Bath & Beyond, Inc.*                      106,080
    2,400    Best Buy Co., Inc.*                            152,448
    1,400    Big Lots, Inc.*                                 19,152
    2,500    Circuit City Stores, Inc.                       45,000
    4,600    CVS Corp.                                      177,560
    3,900    Dollar General Corp.                            76,050
   27,000    Home Depot, Inc.                             1,256,850
    4,500    Lowe's Cos., Inc.                              326,475
    3,600    Office Depot, Inc.*                             37,368
    2,200    RadioShack Corp.                                67,100
    5,300    Staples, Inc.*                                  84,747
    1,700    Tiffany & Co.                                   61,574
    2,300    Toys R Us, Inc.*                                56,925
   11,800    Walgreen Co.                                   402,970
                                                       ------------
                                                          2,919,049
                                                       ------------

 NUMBER OF
  SHARES                                                   VALUE
-----------                                            ------------
COMMON STOCKS--(CONCLUDED)

THRIFT--0.40%
    1,900    Golden West Financial Corp.               $    122,056
   10,200    Washington Mutual, Inc.                        383,010
                                                       ------------
                                                            505,066
                                                       ------------
TOBACCO--1.06%
   25,500    Philip Morris Cos., Inc.                     1,294,125
    2,000    UST, Inc.                                       57,720
                                                       ------------
                                                          1,351,845
                                                       ------------
WIRELESS TELECOMMUNICATIONS--0.52%
    1,000    Andrew Corp.*                                   18,450
    3,700    Alltel Corp.                                   226,662
    8,900    Nextel Communications, Inc.*                   155,750
   10,900    Sprint Corp.*                                  263,235
                                                       ------------
                                                            664,097
                                                       ------------
Total Common Stocks (cost--$142,063,125)                127,786,936
                                                       ------------

 PRINCIPAL
  AMOUNT                                                              MATURITY          INTEREST
   (000)                                                                DATE              RATE            VALUE
-----------                                                           --------          --------      ------------
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION@--0.09%

     $121  Federal Farm Credit Bank (cost--$120,987)                  07/02/01            3.940%           120,987
                                                                                                      ------------
Total Investments (cost--$142,184,112)--100.11%                                                        127,907,923
Liabilities in excess of other assets--(0.11)%                                                            (147,301)
                                                                                                      ------------
Net Assets--100.00%                                                                                   $127,760,622
                                                                                                      ============

------------
*     Non-income producing security.
@     Interest rate shown is the discount rate at date of purchase.
(1)   Security, or portion thereof, was on loan at June 30, 2001.
ADR   American Depositary Receipt.

                 See accompanying notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES                    JUNE 30, 2001 (UNAUDITED)

ASSETS
Investments in securities, at value (cost--$142,184,112)                                  $ 127,907,923
Investment of cash collateral received for securities loaned, at value (cost--$112,000)         112,000
Cash                                                                                              1,405
Receivable for investments sold                                                                  58,008
Dividends and interest receivable                                                               107,151
Other assets                                                                                      2,991
                                                                                          -------------
Total assets                                                                                128,189,478
                                                                                          -------------
LIABILITIES
Payable for investments purchased                                                               136,034
Payable for cash collateral for securities loaned                                               112,000
Payable to affiliates                                                                            72,052
Accrued expenses and other liabilities                                                          108,770
                                                                                          -------------
Total liabilities                                                                               428,856
                                                                                          -------------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized)                         145,341,668
Undistributed net investment income                                                             258,789
Accumulated net realized losses from investment transactions                                 (3,563,646)
Net unrealized depreciation of investments                                                  (14,276,189)
                                                                                          -------------
Net assets                                                                                $ 127,760,622
                                                                                          =============
CLASS H
Net assets                                                                                $  36,643,437
                                                                                          -------------
Shares outstanding                                                                            2,708,008
                                                                                          -------------
Net asset value, offering price and redemption value per share                                   $13.53
                                                                                                 ======
CLASS I
Net assets                                                                                $  91,117,185
                                                                                          -------------
Shares outstanding                                                                            6,749,342
                                                                                          -------------
Net asset value, offering price and redemption value per share                                   $13.50
                                                                                                 ======

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                     FOR THE SIX
                                                                    MONTHS ENDED
                                                                    JUNE 30, 2001
                                                                     (UNAUDITED)
                                                                    -------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $4,225)              $     763,575
Interest                                                                   30,674
                                                                    -------------
                                                                          794,249
                                                                    -------------
EXPENSES:
Investment advisory and administration                                    313,035
Distribution fees--Class I                                                108,142
Professional fees                                                          39,820
Custody and accounting                                                     37,564
Reports and notices to shareholders                                        20,636
Trustees' fees                                                              3,750
Transfer agency and related services fees                                   1,500
Other expenses                                                             11,137
                                                                    -------------
                                                                          535,584
Less: Fee waiver from advisor                                                (218)
                                                                    -------------
Net expenses                                                              535,366
                                                                    -------------
Net investment income                                                     258,883
                                                                    -------------
REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES:
Net realized losses from investment transactions                       (1,234,463)
Net change in unrealized appreciation/depreciation of investments      (8,496,251)
                                                                    -------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES          (9,730,714)
                                                                    -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  (9,471,831)
                                                                    =============

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX
                                                                                MONTHS ENDED             FOR THE
                                                                                JUNE 30, 2001          YEAR ENDED
                                                                                 (UNAUDITED)       DECEMBER 31, 2000
                                                                                -------------      -----------------
FROM OPERATIONS:
Net investment income                                                           $     258,883         $   2,614,933
Net realized gains (losses) from investment transactions                           (1,234,463)            6,342,876
Net change in unrealized appreciation/depreciation of investments                  (8,496,251)          (11,547,396)
                                                                                -------------         -------------
Net decrease in net assets resulting from operations                               (9,471,831)           (2,589,587)
                                                                                -------------         -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class H                                                       (882,378)              (12,379)
Net investment income--Class I                                                     (1,732,247)              (20,565)
Net realized gains from investments--Class H                                       (2,241,541)             (799,723)
Net realized gains from investments--Class I                                       (4,797,879)           (1,328,551)
                                                                                -------------         -------------
Total dividends and distributions to shareholders                                  (9,654,045)           (2,161,218)
                                                                                -------------         -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                               20,949,637            50,549,583
Cost of shares repurchased                                                         (9,716,408)          (13,087,876)
Proceeds from dividends reinvested                                                  9,654,045             2,161,218
                                                                                -------------         -------------
Net increase in net assets from beneficial interest transactions                   20,887,274            39,622,925
                                                                                -------------         -------------
Net increase in net assets                                                          1,761,398            34,872,120
NET ASSETS:
Beginning of period                                                               125,999,224            91,127,104
                                                                                -------------         -------------
End of period (including undistributed net investment income of
   $258,789 and $2,614,531, respectively)                                       $ 127,760,622         $ 125,999,224
                                                                                =============         =============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Brinson Series Trust--Tactical Allocation Portfolio (the "Portfolio") is a diversified portfolio of Brinson Series Trust (the "Fund"), which is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

      Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

      The Fund accounts separately for the assets, liabilities and operations for each portfolio. Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management Inc.), the investment advisor and administrator of the Portfolio. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

      REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by Brinson Advisors.

      INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

      Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

      DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISOR AND ADMINISTRATOR

      The Board has approved an investment advisory and administration contract between the Fund and Brinson Advisors ("Advisory Contract"), under which Brinson Advisors serves as investment advisor and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Brinson Advisors an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets. At June 30, 2001, the Portfolio owed Brinson Advisors $53,133 in investment advisory and administration fees. Brinson Advisors waived a portion of its investment advisory and administration fees in connection with the Portfolio's investment of cash collateral from securities lending transactions in Brinson Private Money Market Fund LLC. For the six months ended June 30, 2001, Brinson Advisors waived $218.

      For the six months ended June 30, 2001, the Portfolio paid no brokerage commissions to UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

      Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Brinson Advisors a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Brinson Advisors pays the entire distribution fee to the insurance companies. At June 30, 2001, the Portfolio owed Brinson Advisors $18,910 in distribution fees.

SECURITIES LENDING

      The Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The

----------------
* UBS PaineWebber is a service mark of UBS AG.

Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended June 30, 2001, the Portfolio earned $1,156 for lending its securities, net of rebates, fees and expenses, and UBS PaineWebber earned $407 in compensation as the Portfolio's lending agent. At June 30, 2001, the Portfolio owed UBS PaineWebber $9 in compensation. UBS PaineWebber also has been approved as a borrower under the Portfolio's securities lending program.

      At June 30, 2001, the Portfolio had securities on loan having a market value of $103,000. The Portfolio's custodian held cash having an aggregate value of $112,000 as collateral for portfolio securities loaned which was invested as follows:

  NUMBER OF
   SHARES                                                                                    VALUE
 ----------                                                                                 --------
   111,028     AIM Liquid Assets Portfolio                                                  $111,028
       972     Brinson Private Money Market Fund LLC                                             972
                                                                                            --------
  Total investments of cash collateral received for securities loaned (cost--$112,000)      $112,000
                                                                                            ========

BANK LINE OF CREDIT

      The Portfolio may participate with other funds managed, advised or sub-advised by Brinson Advisors in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders or other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at a rate based on prevailing market rates in effect at the time of borrowings. For the six months ended June 30, 2001, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

      For federal income tax purposes, the cost of securities owned at June 30, 2001, was substantially the same as the cost of securities for financial statement purposes.

      At June 30, 2001, the components of net unrealized depreciation of investments were as follows:

     Gross appreciation (investments having an excess of value over cost)     $  7,402,493
     Gross depreciation (investments having an excess of cost over value)      (21,678,682)
                                                                              ------------
     Net unrealized depreciation of investments                               $(14,276,189)
                                                                              ============

      For the six months ended June 30, 2001, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $50,139,170 and $5,154,054, respectively.

FEDERAL TAX STATUS

      The Portfolio intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a Federal excise tax.

SHARES OF BENEFICIAL INTEREST

      There are an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                       CLASS H                                CLASS I
SIX MONTHS ENDED            -----------------------------         -------------------------------
JUNE 30, 2001:                 SHARES           AMOUNT               SHARES             AMOUNT
                            ------------     ------------         ------------       ------------
Shares sold                      212,095     $  3,192,471            1,236,603       $ 17,757,166
Shares repurchased              (348,782)      (4,610,340)            (363,764)        (5,106,068)
Dividends reinvested             241,229        3,123,919              505,037          6,530,126
                            ------------     ------------         ------------       ------------
Net increase                     104,542     $  1,706,050            1,377,876       $ 19,181,224
                            ============     ============         ============       ============

YEAR ENDED
DECEMBER 31, 2000:
Shares sold                      705,269     $ 11,430,151            2,415,952       $ 39,119,432
Shares repurchased              (378,613)      (6,130,278)            (430,647)        (6,957,598)
Dividends reinvested              50,347          812,102               83,692          1,349,116
                            ------------     ------------         ------------       ------------
Net increase                     377,003     $  6,111,975            2,068,997       $ 33,510,950
                            ============     ============         ============       ============

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                      CLASS H
                                            ------------------------------------------------------------
                                                                        FOR THE           FOR THE PERIOD
                                              FOR THE SIX             YEARS ENDED          SEPTEMBER 28,
                                             MONTHS ENDED             DECEMBER 31,        1998+ THROUGH
                                             JUNE 30, 2001      ----------------------     DECEMBER 31,
                                              (UNAUDITED)        2000           1999           1998
                                            --------------      -------        -------    -------------
Net asset value, beginning of period            $ 15.83         $ 16.49        $ 14.91        $ 12.00
                                                -------         -------        -------        -------
Net investment income                              0.08@           0.40@          0.11@          0.02
Net realized and unrealized gains (losses)
  from investments                                (1.22)@         (0.71)@         2.64@          2.99
                                                -------         -------        -------        -------
Net increase (decrease) from investment
  operations                                      (1.14)          (0.31)          2.75           3.01
                                                -------         -------        -------        -------
Dividends from net investment income              (0.33)          (0.01)         (0.06)         (0.02)
Distributions from net realized gains from
  investments                                     (0.83)          (0.34)         (1.11)         (0.08)
                                                -------         -------        -------        -------
Total dividends and distributions to
  shareholders                                    (1.16)          (0.35)         (1.17)         (0.10)
                                                -------         -------        -------        -------
Net asset value, end of period                  $ 13.53         $ 15.83        $ 16.49        $ 14.91
                                                =======         =======        =======        =======
Total investment return (1)                       (6.88)%         (1.93)%        18.43%         24.98%
                                                =======         =======        =======        =======
Ratios/Supplemental data:
Net assets, end of period (000s)                $36,643         $41,212        $36,714        $22,494
Expenses to average net assets, before
  waiver from advisor                              0.68%*          0.73%          0.74%          0.95%*
Expenses to average net assets, after
  waiver from advisor                              0.68%*          0.72%          0.74%          0.95%*
Net investment income to average net
  assets, before waiver from advisor               0.59%*          2.49%          0.71%          0.77%*
Net investment income to average net
  assets, after waiver from advisor                0.59%*          2.50%          0.71%          0.77%*
Portfolio turnover                                    4%            166%           110%             6%

                                                                 CLASS I
                                            ------------------------------------------------
                                                                           FOR THE PERIOD
                                              FOR THE SIX      FOR THE    JANUARY 5, 1999++
                                             MONTHS ENDED     YEAR ENDED       THROUGH
                                             JUNE 30, 2001   DECEMBER 31,    DECEMBER 31,
                                              (UNAUDITED)        2000            1999
                                             -------------   ------------  -----------------
Net asset value, beginning of period            $ 15.78         $ 16.48        $ 14.89
                                                -------         -------        -------
Net investment income                              0.05@           0.36@          0.11@
Net realized and unrealized gains (losses)
  from investments                                (1.20)@         (0.71)@         2.65@
                                                -------         -------        -------
Net increase (decrease) from investment
  operations                                      (1.15)          (0.35)          2.76
                                                -------         -------        -------
Dividends from net investment income              (0.30)          (0.01)         (0.06)
Distributions from net realized gains from
  investments                                     (0.83)          (0.34)         (1.11)
                                                -------         -------        -------
Total dividends and distributions to
  shareholders                                    (1.13)          (0.35)         (1.17)
                                                -------         -------        -------
Net asset value, end of period                  $ 13.50         $ 15.78        $ 16.48
                                                =======         =======        =======
Total investment return (1)                       (6.96)%         (2.18)%        18.52%
                                                =======         =======        =======
Ratios/Supplemental data:
Net assets, end of period (000s)                $91,117         $84,787        $54,413
Expenses to average net assets, before
  waiver from advisor                              0.93%*          0.98%          0.99%*
Expenses to average net assets, after
  waiver from advisor                              0.93%*          0.94%          0.74%*
Net investment income to average net
  assets, before waiver from advisor               0.34%*          2.23%          0.56%*
Net investment income to average net
  assets, after waiver from advisor                0.34%*          2.27%          0.81%*
Portfolio turnover                                    4%            166%           110%

--------------------
+     Commencement of operations.
++    Commencement of issuance of shares.
*     Annualized.
@     Calculated using average monthly shares outstanding for the period.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE PORTFOLIO WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

                        BRINSON ADVISORS

                        (c)2001 Brinson Advisors, Inc.
                        All Rights Reserved